Financial Instruments and Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments All Other Investments [Abstract]
Financial Instruments and Derivatives

14. Financial Instruments and Derivatives

During the nine months ended September 30, 2013 and 2012 (Successor periods), and the period from January 1 through February 14 (Predecessor period), the Company did not have any financial instruments or derivatives that were required to be valued at fair value on a recurring basis.

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

Level Input:	Input Definition:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level II	Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The availability of observable inputs can vary from asset to asset and is affected by a wide variety of factors, including, for example, the type of asset, whether the asset is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level III. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, for the periods presented (in millions):

	September 30, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value(a)	Carrying Amount	Estimated Fair Value(a)
Credit Facilities
Revolving Credit Facility—USD—$200 million	$—	$—	$—	$—
Term loan Credit Facility—USD—$350 million	345	348	347	352
Term loan Credit Facility—EUR—€ 120 million	160	161	157	158
Second-Priority Senior Secured 9.75% Notes	400	454	400	440
Senior PIK Toggle Notes 9.125% Notes	—	—	248	246

(a)	The fair value of the Company’s indebtedness is categorized as Level II.

13. Financial Instruments and Derivatives

The fair value of derivative instruments was as follows:

Liability Derivatives		December 31, 2012 Fair Value	December 31, 2011 Fair Value
Not Designated as Hedging Instruments
Interest rate swaps	Other non-current liabilities	$—	$12

		$—	$12

During the Successor Period from February 15 through December 31, 2012, the Company did not have any financial instruments and derivatives.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

Level Input:	Input Definition:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level II	Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The availability of observable inputs can vary from asset to asset and is affected by a wide variety of factors, including, for example, the type of asset, whether the asset is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level III. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other non-current liabilities	$—	$12	$—	$12

There were no assets or liabilities valued at fair value on a recurring basis during the successor period for the year ended December 31, 2012.

The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	Successor December 31, 2012			Predecessor December 31, 2011
	Carrying Amount	Estimated Fair Value(a)	Carrying Amount	Estimated Fair Value(a)
Senior Secured Credit Facilities
Revolving Credit Facility—USD—$200 million	$—	$—	$—	$—
Term loan Credit Facility—USD—$350 million	347	352	—	—
Term loan Credit Facility—EUR—€120 million	157	158	—	—
Second-Priority Senior Secured 9.75% Notes	400	440	—	—
Senior PIK Toggle Notes 9.125% Notes	248	246	—	—
Related party debt—subordinated capitalization bonds	—	—	373	424
Term facility	—	—	729	749

(a)	The fair value of the Company’s indebtedness is categorized as Level II.